Loans Receivable (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Residential Real Estate, Single Family [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	$ 326,005	$ 312,723
Consumer Home Equity [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	80,418	72,493
Dealer Auto and RV [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	46,571	47,039
Other Consumer [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	7,896	9,255
Performing [Member] | Residential Real Estate, Single Family [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	322,662	310,263
Performing [Member] | Consumer Home Equity [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	80,124	72,091
Performing [Member] | Dealer Auto and RV [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	46,450	46,907
Performing [Member] | Other Consumer [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	7,787	9,162
Nonperforming [Member] | Residential Real Estate, Single Family [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	3,343	2,460
Nonperforming [Member] | Consumer Home Equity [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	294	402
Nonperforming [Member] | Dealer Auto and RV [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	121	132
Nonperforming [Member] | Other Consumer [Member]
Performing and nonperforming single family residential and consumer loans based on payment activity
Financing Receivable	$ 109	$ 93